Income Taxes	12 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Income Taxes

8. Income Taxes.

The provision for income taxes for continuing operations for fiscal years ended September 30 consists of the following (in thousands):

	2011	2010	2009
Current:
Federal	$ 3,249	3,162	3,800
State	566	119	777
	3,815	3,281	4,577
Deferred	483	682	245

Total	$ 4,298	3,963	4,822

A reconciliation between the amount of tax shown above and the amount computed at the statutory Federal income tax rate follows (in thousands):

	2011	2010	2009
Amount computed at statutory
Federal rate	$3,864	3,760	4,359
State income taxes (net of Federal
income tax benefit)	473	460	541
Other, net	(39)	(257)	(78)
Provision for income taxes	$4,298	3,963	4,822

In this reconciliation, the category “Other, net” consists of changes in unrecognized tax benefits, permanent tax differences related to non-deductible expenses, special tax rates and tax credits, interest and penalties, and adjustments to prior year estimates.

The types of temporary differences and their related tax effects that give rise to deferred tax assets and deferred tax liabilities at September 30, are presented below (in thousands):

	2011	2010
Deferred tax liabilities
Property and equipment	$ 17,014	16,097
Depletion	436	431
Unrealized rents	1,384	1,289
Prepaid expenses	1,639	1,633
Gross deferred tax liabilities	20,473	19,450
Deferred tax assets:
Insurance liabilities	2,104	1,735
Employee benefits and other	1,651	1,457
Gross deferred tax assets	3,755	3,192
Net deferred tax liability	$ 16,718	16,258

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (in thousands):

	2011	2010

Balance at October 1	$ 83	237
Reductions due to lapse of statute of limitations	(32)	(154)
Balance at September 30	$ 51	83

As of September 30, 2011 there was $38,000 of unrecognized tax benefits that, if recognized, would impact the Company's effective tax rate. Interest and penalties of $13,000 was reflected as a component of the total liability at September 30, 2011. The Company expects a decrease in the liability of up to $51,000 for uncertain tax positions during the next 12 months. The Company files income tax returns in the U.S. and various states which are subject to audit for up to five years after filing.